Customer accounts and amounts due to banks	12 Months Ended
Dec. 31, 2021
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks
19.	Customer accounts and amounts due to banks

As of December 31, 2021 and 2020, customer accounts and amounts due to banks consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
Legal entities’ current/demand accounts	6,995	5,197
Correspondent accounts of other banks	2,647	1,523
Individuals’ current/demand accounts	1,539	81
Term deposits	1,156	834
Total customer accounts and amounts due to banks	12,337	7,635
Including long-term deposits	36	—

Customer accounts and сorrespondent accounts of other banks bear interest of up to 6% (2020 - 4%).